Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Additions to right-of-use assets	€ 120	€ 134
Expense relating to low value and short-term leases	16	€ 18
Value of lease extension and termination options, right-of-use assets	€ 16